Noncontrolling Interest (Narrative) (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended			4 Months Ended		0 Months Ended				0 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 25, 2014 PrairieSky Royalty Ltd [Member] USD ($)	Sep. 25, 2014 PrairieSky Royalty Ltd [Member] CAD	May 29, 2014 PrairieSky Royalty Ltd [Member] Subsidiary IPO [Member] CAD	Jun. 03, 2014 PrairieSky Royalty Ltd [Member] Subsidiary IPO [Member] USD ($)	Jun. 03, 2014 PrairieSky Royalty Ltd [Member] Subsidiary IPO [Member] CAD	May 29, 2014 PrairieSky Royalty Ltd [Member] Subsidiary IPO [Member] CAD	Jun. 03, 2014 PrairieSky Royalty Ltd [Member] Over-Allotment Option [Member] CAD	Sep. 26, 2014 PrairieSky Royalty Ltd [Member] Secondary Public Offering [Member] CAD	Dec. 31, 2014 PrairieSky Royalty Ltd [Member] Secondary Public Offering [Member] USD ($)	Sep. 26, 2014 PrairieSky Royalty Ltd [Member] Secondary Public Offering [Member] CAD	Dec. 31, 2014 Pain In Suplus Before Transaction Costs [Member] USD ($)	Dec. 31, 2014 Paid In Surplus, Transaction Costs USD ($)	Dec. 31, 2014 Noncontrolling Interest [Member] USD ($)
Noncontrolling Interest [Line Items]
Sale of Stock in Subsidiary, Number of Shares Sold in Transaction																		52.0				7.8	70.2
Sale of Stock in Subsidiary, Price Per Share																					28.00				36.50
Sale of Stock in Subsidiary, Transaction date																		May 29, 2014				Jun. 03, 2014	Sep. 26, 2014
Sale of Stock, Consideration Received on Transaction																		1,460.0	$ 1,540.0	1,670.0		218.4	2,600.0
Noncontrolling Interest, Increase from Sale of Parent Equity Interest													1,462													1,427	(82)	117
Sale of Stock, Percentage of Ownership after Transaction																						54.00%	0.00%
Sale of Stock in Subsidiary, Number of Shares Owned after Transaction																						70.2
Gain (Loss) on Disposition of Stock in Subsidiary													2,100											2,094
Property, Plant and Equipment, Gross, Period Increase (Decrease)																								(258)
Goodwill, Written off Related to Sale of Business Unit																								39
Noncontrolling Interest, Decrease from Deconsolidation													133											133				133
Net earnings attributable to noncontrolling interest													34
Dividends on Common Shares													207	494	588	38
Common Stock, Dividends, Per Share, Cash Paid	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.28	$ 0.67	$ 0.80		0.3174
Distributions to Noncontrolling Interest Owners													$ (18)															$ (18)